9 Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Schedule of related party transactions
	Balances at December 31, 2019				Balances at December 31, 2018
	Associates companies, Jointly-controlled investment and Related companies				Associates companies, Jointly-controlled investment and Related companies
	Odebrecht and				Odebrecht and
	subsidiaries	Petrobras and			subsidiaries	Petrobras and
Balance sheet	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total
Assets
Current
Trade accounts receivable		4,257	4,557	8,814		20,119	2,687	22,806
Inventories		17,242		17,242	8,665	30,193		38,858
Dividends and interest on capital			3,074	3,074			890	890
Total assets		21,499	7,631	29,130	8,665	50,312	3,577	62,554

Liabilities
Current
Trade payables	12,402	133,759	9,819	155,980	16,851	160,324		177,175
Payable notes	58			58
Other payables		1,420	136	1,556	2,841	484		3,325

Non-current
Loan to non-controlling shareholders of Braskem Idesa			2,395,887	2,395,887			2,183,830	2,183,830
Total liabilities	12,460	135,179	2,405,842	2,553,481	19,692	160,808	2,183,830	2,364,330

	Twelve-month period ended December 31, 2019				Twelve-month period ended December 31, 2018				Twelve-month period ended December 31, 2017
	Associates companies, Jointly-controlled investment and Related companies				Associates companies, Jointly-controlled investment and Related companies				Associates companies, Jointly-controlled investment and Related companies
	Odebrecht and				Odebrecht and				Odebrecht and
	subsidiaries	Petrobras and			subsidiaries	Petrobras and			subsidiaries	Petrobras and
	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total

Transactions
Sales of products		665,417	588,785	1,254,202		1,225,443	736,192	1,961,635	27,467	1,810,789	629,302	2,467,558
Purchases of raw materials, finished goods
services and utilities	293,501	12,584,453	10,738	12,888,692	460,480	15,540,144	3,800	16,004,424	742,161	12,795,819	5,664	13,543,644
Financial income (expenses), net	(96)	(5)	(10,967)	(11,068)		(49)	(106,516)	(106,565)	2,056	(39,433)		(37,377)
Other income (expenses)	(34,873)			(34,873)	4,214			4,214
General and administrative expenses
Post-employment benefits plan ("EPE")
Private pension ("Vexty", new name of Odeprev)			49,867	49,867			48,514	48,514			36,725	36,725
Acquisiton of subsidiary									610,000			610,000

Schedule of key management personnel
(b)	Key management personnel

Statement of profit or loss transactions	2019	2018	2017
Remuneration
Short-term benefits	70,366	60,922	60,303
Post-employment benefit	1,104	989	664
Long term incentive plan	14,724	4,404
Total	86,194	66,315	60,967